Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 250,000							$ 250,000
Variable interest percentage	50.00%							50.00%
Advertising costs								$ 249,900	$ 157,200
Revenue		$ 2,202,000		$ 200,000	$ 108,000	$ 3,563,000	$ 200,000	$ 200,000
Convertible preferred stock			$ 200,000
Shareholders’ deficit				$ 100,000
Athena Technology Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock (in Shares)	1,250,000
Shareholders’ deficit						5,000,000
Transaction costs		$ 14,203,291				14,203,291
Warrant liability						566,948
Federal depository insurance coverage						$ 250,000
Class A Common Stock [Member] | Athena Technology Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock units sold (in Shares)		25,000,000				25,000,000